Financial Investments - HSBC Holdings, Carrying amount of financial investments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 2,948,360	$ 2,856,717
Debt securities
Disclosure of financial assets [line items]
Financial assets	148,326	109,066
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	148,326	109,066
Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	30,733	34,507
Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	117,593	74,559
HSBC Holdings
Disclosure of financial assets [line items]
Financial assets	122,023	110,066
HSBC Holdings | Debt securities
Disclosure of financial assets [line items]
Financial assets	19,558	19,466
HSBC Holdings | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	19,558	19,466
HSBC Holdings | Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	15,629	12,796
HSBC Holdings | Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	$ 3,929	$ 6,670